Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2025
Intangible Assets [Abstract]
Schedule of Changes in Intangible Assets

Changes in intangible assets:

	Balance at January 1, 2025	Additions (1)	Disposals	Amortization	Exchange rate variation	Balance at September 30, 2025
Amortizing:
Trademarks	293,519	835	—	(21,065)	29,345	302,634
Software	30,611	5,546	(1,422)	(5,148)	4,664	34,251
Customer relationships	408,149	2,126	(735)	(50,763)	15,396	374,173
Supplier contracts	20,548	—	—	(2,732)	2,091	19,907
Others	13,975	2,268	(4,471)	(5,057)	1,759	8,474
Non-amortizing:
Trademarks	1,025,095	570	—	—	72,337	1,098,002
Water rights	11,302	—	—	—	169	11,471
	1,803,199	11,345	(6,628)	(84,765)	125,761	1,848,912

	Balance at January 1, 2024	Additions	Disposals	Amortization	Exchange rate variation	Balance at September 30, 2024
Amortizing:
Trademarks	341,183	682	—	(22,056)	653	320,462
Software	24,941	17,210	(7)	(4,635)	(3,151)	34,358
Customer relationships	486,166	—	—	(54,213)	6,590	438,543
Supplier contracts	28,077	—	—	(2,815)	(1,999)	23,263
Others	1,044	33	—	(178)	(53)	846
Non-amortizing:
Trademarks	1,092,793	484	—	—	8,042	1,101,319
Water rights	11,391	214	—	—	52	11,657
	1,985,595	18,623	(7)	(83,897)	10,134	1,930,448

(1)	Of the total amount of additions, US$2,205 refers to the acquisition of JBS Terminais Ltda.